15. REIMBURSEMENT OF TARIFF SUBSIDIES	12 Months Ended
Dec. 31, 2019
Disclosure of reimbursement rights [abstract]
REIMBURSEMENT OF TARIFF SUBSIDIES

15. REIMBURSEMENT OF TARIFF SUBSIDIES

Subsidies on tariffs charged to users of distribution services – TUSD and EUST (Charges for Use of the Transmission System) are refunded to distributors through the funds from the Energy Development Account (CDE).

In 2019, the amount recognized as subsidies revenues was R$1,097 (R$953 in 2018 and R$ 842 in 2017). Of such amounts, Cemig D has a receivable of R$94, as of December 31, 2019 (R$ 82 in 2018) and Cemig GT has a receivable of R$3 (R$9 in 2018) in current assets.